Annual Total Returns- Alger Mid Cap Growth Fund - ABC (Class A B C Shares) [BarChart] - Class A B C Shares - Alger Mid Cap Growth Fund - ABC - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.25%)	16.09%	35.60%	7.62%	(1.77%)	0.76%	29.77%	(7.38%)	29.85%	63.60%